Shareholder Report, Holdings (Details)	Oct. 31, 2025
CLASS I | Information Technology
Holdings [Line Items]
Percent of Total Investments	28.88%
CLASS I | Industrials
Holdings [Line Items]
Percent of Total Investments	24.17%
CLASS I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	17.46%
CLASS I | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.69%
CLASS I | Financials
Holdings [Line Items]
Percent of Total Investments	7.57%
CLASS I | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.04%
CLASS I | Materials
Holdings [Line Items]
Percent of Total Investments	1.71%
CLASS I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.83%
CLASS I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.65%
CLASS I | i3 Verticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CLASS I | Dorman Products, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.46%
CLASS I | Encompass Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.37%
CLASS I | Prestige Consumer Healthcare Inc
Holdings [Line Items]
Percent of Net Asset Value	2.25%
CLASS I | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.19%
CLASS I | Descartes Systems Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.19%
CLASS I | Cohen & Steers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.12%
CLASS I | Lattice Semiconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.11%
CLASS I | OPENLANE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.11%
CLASS I | Q2 Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.07%
CLASS I | Total of Top Ten
Holdings [Line Items]
Percent of Net Asset Value	22.37%
CLASS N | Information Technology
Holdings [Line Items]
Percent of Total Investments	28.88%
CLASS N | Industrials
Holdings [Line Items]
Percent of Total Investments	24.17%
CLASS N | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	17.46%
CLASS N | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.69%
CLASS N | Financials
Holdings [Line Items]
Percent of Total Investments	7.57%
CLASS N | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.04%
CLASS N | Materials
Holdings [Line Items]
Percent of Total Investments	1.71%
CLASS N | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.83%
CLASS N | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.65%
CLASS N | i3 Verticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CLASS N | Dorman Products, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.46%
CLASS N | Encompass Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.37%
CLASS N | Prestige Consumer Healthcare Inc
Holdings [Line Items]
Percent of Net Asset Value	2.25%
CLASS N | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.19%
CLASS N | Descartes Systems Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.19%
CLASS N | Cohen & Steers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.12%
CLASS N | Lattice Semiconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.11%
CLASS N | OPENLANE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.11%
CLASS N | Q2 Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.07%
CLASS N | Total of Top Ten
Holdings [Line Items]
Percent of Net Asset Value	22.37%